DEBENTURES - Composition of debentures (Details) R$ / shares in Units, R$ in Thousands	1 Months Ended
	Aug. 31, 2018	Apr. 30, 2017 instrument R$ / shares	Sep. 30, 2014 USD ($) instrument	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
DEBENTURES
Total debentures				R$ 468,228	R$ 470,779	R$ 201,375
Total Current Liabilities				36,073	183,432	12,442
Total Noncurrent Liabilities				R$ 432,155	287,347	R$ 188,933
Eletronorte | Debentures issued by ETE | TJLP (long-term interest rate)
DEBENTURES
Spread (as a percent)				165.00%
Total debentures				R$ 201,754	202,757
CHESF | ETN S.A.,
DEBENTURES
Number of debentures issued | instrument		168,000
Nominal value of debenture instrument | R$ / shares		R$ 1,000.00
CHESF | ETN S.A., | IPCA
DEBENTURES
Spread (as a percent)				70291.00%
Total debentures				R$ 152,133	153,094
Santa Vitoria do Palmar Holding S.A. | Eolicas Geribatu I a X | IPCA
DEBENTURES
Spread (as a percent)				794.00%
Total debentures					R$ 114,928
ELETROSUL | Transmissora Sul Brasileira de Energia S.A.
DEBENTURES
Ownership interest in jointly controlled entity	80.00%
ELETROSUL | Companhia Paranaense de Energia - COPEL | Transmissora Sul Brasileira de Energia S.A.
DEBENTURES
Percentage of ownership interest received as a consideration for transfer of interest in other entities	20.00%
ELETROSUL | Costa Oeste Transmissora de Energia | Companhia Paranaense de Energia - COPEL
DEBENTURES
Ownership interest transferred (in percent)	49.00%
ELETROSUL | Marumbi Transmissora de Energia S.A., PR | Companhia Paranaense de Energia - COPEL
DEBENTURES
Ownership interest transferred (in percent)	20.00%
ELETROSUL | Transmissora Sul Brasileira de Energia S.A.
DEBENTURES
Number of debentures issued | instrument			77,550
Total debentures | $			$ 77,550.00
ELETROSUL | Transmissora Sul Brasileira de Energia S.A. | IPCA
DEBENTURES
Spread (as a percent)				680.00%
Total debentures				R$ 114,341